Long Term Debt - Additional Information - Other (Details) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016
Debt Instruments [Abstract]
Weighted-average effective interest rate	2.90%	2.40%
Aggregate annual long-term principal repayments, remainder of 2017	$ 57.6
Aggregate annual long-term principal repayments, 2018	174.5
Aggregate annual long-term principal repayments, 2019	108.9
Aggregate annual long-term principal repayments, 2020	108.9
Aggregate annual long-term principal repayments, 2021	$ 379.0